Expense Example - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable U.S. Equity Fund - Fidelity SAI Sustainable U.S. Equity Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 61
3 years	625
5 years	1,301
10 years	$ 3,111